Fair Value of Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value of Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent)
Note 4 -
Fair Value of Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent)

The following tables set forth additional disclosures of Plan’s investments whose fair value is estimated using net asset value per share (or its equivalent) as of:

	December 31, 2025
	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Collective investment trust	$4,247,857	$—	Daily(I)	None

	December 31, 2024
	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Collective investment trust	$4,932,973	$—	Daily(I)	None

(l)
Restrictions consist of 1) withdrawals prompted by certain events (e.g., layoffs, early retirement windows, spin-offs, sale of a division, facility closings, plan terminations, partial plan terminations, changes in laws or regulations), which may result getting paid less than book value balance, and 2) the Contracts prohibit from making a direct exchange from this fund to such competing funds. Instead, a person must first exchange to a non-competing fund for 90 days.